RYDEX VARIABLE TRUST

                           MULTI-HEDGE STRATEGIES FUND

                         SUPPLEMENT DATED AUGUST 1, 2009
                                     TO THE
               RYDEX VARIABLE TRUST PROSPECTUS DATED MAY 1, 2009,
                           AND ALL SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUS DATED MAY 1, 2009 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1.       Effective   August  1,  2009,  the  "Fund   Objective"  and  "Principal
         Investment Strategy" of the Multi-Hedge Strategies Fund is revised as follows:

         FUND OBJECTIVE

         The Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

         PRINCIPAL INVESTMENT STRATEGY

         The Multi-Hedge Strategies Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to, those described below.

         LONG/SHORT EQUITY -- Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

         EQUITY MARKET NEUTRAL -- Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum and market neutral illiquidity premiums.

         FIXED INCOME ARBITRAGE -- Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, duration neutral default spreads and convertible arbitrage.

         MERGER ARBITRAGE -- Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

         GLOBAL MACRO -- Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

         Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

         The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

         The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts ("ADRs"), exchange-traded funds, and corporate debt. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

         The  Fund  may  also  invest  up  to  25%  of  its  total  assets  in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest in commodity futures, option and swap contracts, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund. For more information about applicable federal tax requirements, please see "Tax Information." To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and certain other investment restrictions and will follow the same compliance policies and procedures as the Fund. However, the Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. To the extent the Subsidiary invests in such commodity-linked derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund's transactions in derivatives under the Investment Company Act of 1940. Please refer to

         "Investment Policies, Techniques, and Risk Factors" in the Fund's Statement of Additional Information (the "SAI") for more information about the operation and management of the Subsidiary.

2. Effective August 1, 2009, the following risks, which are described in more detail below, have been added under the heading "Principal Risks" as additional principal risks applicable to investing in the Multi-Hedge Strategies Fund:

         o        Emerging Markets Risk
         o        Foreign Issuer Exposure Risk

         EMERGING MARKETS RISK --Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's , countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

         FOREIGN ISSUER EXPOSURE RISK -- The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

3. Effective August 1, 2009, under the heading "Fund Fees and Expenses," the "Shareholder Fees," "Annual Fund Operating Expenses" and "Example" charts for the Multi-Hedge Strategies Fund is replaced with the following:

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                                                                   MULTI-HEDGE
                                                                 STRATEGIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   N/A
--------------------------------------------------------------------------------
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
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MANAGEMENT FEES OF THE FUND AND THE SUBSIDIARY(1)                          1.44%
--------------------------------------------------------------------------------
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DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                           NONE
--------------------------------------------------------------------------------
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OTHER EXPENSES(2)
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   OTHER EXPENSES OF THE SUBSIDIARY(3)                                     0.01%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   SHORT DIVIDEND EXPENSES(4)                                              0.66%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REMAINING OTHER EXPENSES                                                NONE
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TOTAL OTHER EXPENSES                                                       0.67%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(5)                                         0.16%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                    2.27%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LESS MANAGEMENT FEE WAIVER(6)                                              0.29%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET TOTAL OPERATING EXPENSES                                               1.98%
--------------------------------------------------------------------------------

(1) The Fund may invest in a Subsidiary. The Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. "Management Fee" reflects an estimate of the gross management fees to be paid to the Advisor by the Fund and the Subsidiary during the Fund's current fiscal year.


(2) The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (estimated to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expense, and extraordinary expenses.


(3) "Total Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund and the Subsidiary pay, as indicated. This includes "Other Expenses of the Subsidiary" which are estimated to be 0.01% of the Fund's average daily net assets for the Subsidiary's first fiscal year of operations. Because the Subsidiary is new, "Other Expenses of the Subsidiary," and therefore "Total Other Expenses," is based on estimated amounts for the current fiscal year.


(4) Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender of the securities sold short and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider, rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the net expense ratio for the Fund would have equaled 1.32%.



(5) As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

(6) The Fund's Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the Subsidiary's portfolio. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board of Trustees for such termination.


EXAMPLE

--------------------------------------------------------------------------------
MULTI-HEDGE STRATEGIES        1 YEAR       3 YEARS     5 YEARS       10 YEARS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               $201         $621        $1,168        $2,306
--------------------------------------------------------------------------------

4. Effective August 1, 2009, under the heading "Advisor's Investment Methodology," and specifically the sub-heading "Multi-Hedge Strategies and Hedged Equity Funds," the first and second paragraphs have been deleted and replaced with the following:

         MULTI-HEDGE STRATEGIES FUND. As the result of market observations and internal and external research, the Advisor believes that many hedge fund strategies can be replicated through systematic directional and non-directional positions. These hedge fund strategies can be combined with the objective of creating a returns stream which is differentiated from traditional systematic sources of equity and bond returns (i.e.
         Beta). The Advisor utilizes several proprietary quantitative models and market insights to allocate between its five investment strategies with the intent of generating capital appreciation while managing risk.

5. Effective August 1, 2009, under the heading "The Advisor," the sub-section titled "Management of the Subsidiaries," is replaced with the following:

         MANAGEMENT OF THE  SUBSIDIARIES
         As with the Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, the Advisor is responsible for the selection of each Subsidiary's investments and the administration of each Subsidiary's investment program pursuant to an investment advisory agreement between the Advisor and each Subsidiary. Under the advisory agreements, the Advisor provides each Subsidiary with the same type of management, under the same terms, as are provided to the Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund. Each Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund.

         The Commodities Strategy Fund's Subsidiary will pay the Advisor a fee at an annualized rate of 0.75%, the Managed Futures Strategy Fund's Subsidiary will pay the Advisor at an annualized rate of 0.90%, and the Multi-Hedge Strategies Fund will pay the Advisor at an annualized rate of 1.15% based on the average daily net assets of each Subsidiary's portfolio. As stated above, the Advisor has contractually agreed to waive the management fee it receives from the Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund in an amount equal to the management fee paid to the Advisor by each Fund's respective Subsidiary. This undertaking will continue in effect for so long as the Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund invest in their respective
         Subsidiaries, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Commodities Strategy Fund's, Managed Futures Strategy Fund's, and Multi-Hedge Strategies

         Fund's Board of Trustees for such termination. The rate of the management fee paid directly or indirectly by the Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund, calculated by aggregating the fees paid to the Advisor by the Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund (after waivers) and each Subsidiary, may not increase without the prior approval of the Board and a majority of the Commodities Strategy Fund's, Managed Futures Strategy Fund's, and Multi-Hedge Strategies Fund's shareholders. Each Fund's Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund expect that the expenses borne by the Subsidiaries will not be material in relation to the value of the Commodities Strategy Fund's and Managed Futures Strategy Fund's assets. Therefore, it is expected that the Commodities Strategy Fund's, Managed Futures Strategy Fund's, and Multi-Hedge Strategies Fund's investment in their respective Subsidiaries will not result in the Commodities Strategy Fund's, Managed Futures Strategy Fund's, and Multi-Hedge Strategies Fund's paying duplicative fees for similar services provided to the Commodities Strategy Fund, Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Subsidiaries. Please see the SAI for more information about the organization and management of the Subsidiaries.

                                   * * * * * *

--------------------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


VTMH-SUP

                              RYDEX VARIABLE TRUST

                     ALTERNATIVE STRATEGIES ALLOCATION FUND

                         SUPPLEMENT DATED AUGUST 1, 2009
                                     TO THE
               RYDEX VARIABLE TRUST PROSPECTUS DATED MAY 1, 2009,
                           AND ALL SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUS DATED MAY 1, 2009 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Effective August 1, 2009, the Principal Investment Strategy of the Alternative Strategies Allocation Fund is revised as follows:

         PRINCIPAL INVESTMENT STRATEGY

         The Fund, a "fund of funds," seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and un-affiliated funds (the "underlying funds") that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, the Advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize directly, or in combination with other investments, alternative or non-traditional asset classes or investment strategies (I.E., absolute return strategies, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

         Descriptions of the primary alternative and non-traditional asset classes and strategies are as follows:

         Market  Neutral
         Market neutral strategies typically seek to profit independently from stock market movements, while maintaining a low correlation to and mitigating the risks of the US and international equity markets. The strategies will hold long securities that the managers believe are undervalued and take short positions in common stocks that the managers believe are overvalued.

         Long/Short  Equity
         Long/short equity strategies typically seek to profit from investing on both the long and short sides of equity market.

         Merger Arbitrage
         Merger arbitrage strategies typically invest simultaneously in long and short positions in both companies involved in a merger or acquisition. They typically invest in long positions in the stock of the company to be acquired and short the stocks of the acquiring company.

         Commodities
         Commodity strategies typically seek exposure to the performance of the commodities markets and/or exposure to a long-short investment strategy that is based on commodity trends.

         Currency Arbitrage
         Currency arbitrage strategies typically seek capital appreciation through investing in various arbitrage opportunities in currency markets.

         Global Macro
         Global  macro  strategies  typically  seek to profit  from  changes  in
         currency,   commodity,  equity  and  fixed  income  prices  and  market volatility.

         Fixed Income Arbitrage
         Fixed income arbitrage strategies typically seek to profit from relationships between different fixed income securities or fixed income and equity securities, leveraging long and short positions in securities that are related mathematically or economically.

         Managed Futures
         Managed futures strategies seek to preserve capital through capturing opportunities in various futures markets. The managers typically invest in long positions in the futures that are showing strong upward momentum and short positions in the futures that are in a downward trend. These strategies often provide different exposures to many markets and thus offer low correlations with traditional stock and bond markets.

         Real Estate
         Real estate strategies typically seek to profit through the development of liquid portfolios of stocks that effectively represent the real estate segment of the market.

         The Fund may invest in, and thus have indirect exposure to the risks of the underlying investments, including but not limited to, the following underlying investments. Please note that the Advisor may change the Fund's asset class allocation and/or strategy allocation, the underlying funds, or weightings without shareholder notice. The Fund may generally invest in each underlying fund without limitation in a manner consistent with the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

         UNDERLYING INVESTMENTS:
         RYDEX UNDERLYING INVESTMENTS (AFFILIATED)
         Rydex Variable Trust Multi-Hedge Strategies Fund
         Rydex Variable Trust Commodities Strategy Fund
         Rydex Series Funds Global Market Neutral Fund
         Rydex Series Funds Long/Short Commodities Strategy Fund
         Rydex Variable Trust Managed Futures Strategy Fund
         Rydex Variable Trust Real Estate Fund
         CurrencyShares Australian Dollar Trust
         CurrencyShares British Pound Sterling Trust
         CurrencyShares Canadian Dollar Trust
         CurrencyShares   Euro   Trust
         CurrencyShares Japanese Yen Trust
         CurrencyShares  Mexican Peso Trust
         CurrencyShares Russian Ruble Trust
         CurrencyShares  Swedish  Krona Trust
         CurrencyShares Swiss Franc Trust
         UN-AFFILIATED   UNDERLYING  INVESTMENTS
         PowerShares DB G10 Currency Harvest Fund

         Underlying funds may include affiliated mutual funds, affiliated and unaffiliated exchange-traded funds (ETFs), commodity pools, and other pooled investment vehicles. The Fund may also invest in exchange-traded notes and individual securities to complement its investment in the underlying funds or to better manage cash positions.

         The underlying funds will be periodically evaluated on their continued ability to deliver strong performance. To maintain the investment integrity of the Fund, alternate underlying funds may be added to obtain exposure to new alternative and non-traditional asset classes or investment strategies, to replace underperforming underlying funds, or to enhance returns.

         From time to time, the portfolio managers may also evaluate the possibility of adding additional alternative and non-traditional asset class categories. A new asset class would be added if the fund managers determine that it will help the Fund meet its investment objective.

2. Effective August 1, 2009, the following risks, which are described in more detail below, have been added under the heading "Principal Risks" as additional principal risks applicable to investing in the Alternative Strategies Allocation Fund:

         o Exchange-Traded Note Risk
         o Large-Capitalization Securities Risk

         EXCHANGE-TRADED NOTES RISK - Exchange-traded Notes (ETNs) are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of exchange-traded funds. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exists. The purpose of ETNs is to create a type of security that combines both the aspects of bonds and exchange-traded funds (ETFs). The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. In the case of the Alternative
         Strategies Fund, certain of the underlying funds' decisions to sell their ETN holdings may also be limited by the availability of a secondary market. If an underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If an underlying fund holds its investment in an ETN until maturity, the issuer will give the underlying fund a cash amount that would be equal to principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed income risk.

         LARGE-CAPITALIZATION SECURITIES RISK - Certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

3. Effective August 1, 2009, under the heading "Fund Fees and Expenses" and the line item "Other Expenses of the Fund," footnote number six will apply, rather than footnote number one. Footnote six states: the Advisor has contractually agreed to pay all "Other Expenses" of the Fund, excluding acquired fund fees and expenses, interest expenses and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

4. Effective August 1, 2009, under the heading "The Advisor," the fourth paragraph has been deleted and replaced with the following:

         As part of its agreement with the Trust, the Advisor will pay all expenses of the Multi-Hedge Strategies Fund, Alternative Strategies Allocation Fund, and Asset Allocation Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, acquired fund fees and expenses, and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses and extraordinary expenses.

                                   * * * * * *

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VTASA-SUP

                              RYDEX VARIABLE TRUST

                            COMMODITIES STRATEGY FUND

                         SUPPLEMENT DATED AUGUST 1, 2009
                                     TO THE
               RYDEX VARIABLE TRUST PROSPECTUS DATED MAY 1, 2009,
                           AND ALL SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUS DATED MAY 1, 2009 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective August 1, 2009, under the heading "Purchasing and Redeeming Shares," and specifically the sub-heading "Frequent Purchases And Redemptions of Fund
Shares: Frequent Trading Policy" the first and second paragraphs have been deleted and replaced with the following:

Because the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and All-Cap Opportunity Fund), Domestic Equity - Style Funds, Sector Funds, International Equity Funds (except for the International Opportunity Fund), Fixed Income Funds, Commodities Strategy Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Multi-Cap Core Equity Fund, All-Cap Opportunity Fund, International Opportunity Fund, Multi-Hedge Strategies Fund, Alternative Strategies Allocation Fund, Managed Futures Strategy Fund, and Asset Allocation Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

                                   * * * * * *

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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VTCM-SUP

                              RYDEX VARIABLE TRUST

                         SUPPLEMENT DATED AUGUST 1, 2009
                                     TO THE
            RYDEX VARIABLE TRUST STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2009,
                           AND ALL SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX VARIABLE TRUST STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009 (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

1. Effective August 1, 2009, the third, fourth and fifth paragraphs under the heading "Investment Policies, Techniques and Risk Factors, and specifically under the sub-heading "General," are deleted and replaced with the following:

         The Managed Futures Strategy Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Managed Futures Subsidiary"). The Commodities Strategy Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Commodities Subsidiary"). In addition, the Multi-Hedge Strategies Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Multi-Hedge Subsidiary" and with the Managed Futures Subsidiary and the Commodities Subsidiary, each a "Subsidiary" and together, the "Subsidiaries"). It is expected that the Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary will invest primarily in commodity futures option and swap contracts, but may also invest in financial futures, fixed income securities, structured notes, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940 (the "1940 Act"), and other investments intended to serve as margin or collateral for the
         Subsidiary's derivatives positions. As a result, the Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund may each be considered to be investing indirectly in these investments through the Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary, respectively. For that reason, and for the sake of convenience, references in this SAI to the Managed Futures Strategy Fund, the Commodities Strategy Fund and the Multi-Hedge Strategies Fund may also include the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary, respectively. Each Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Managed Futures Strategy Fund, the
         Commodities Strategy Fund and the Multi-Hedge Strategies Fund. The Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's Chief Compliance Officer oversees implementation of the Subsidiaries' policies and procedures, and makes periodic reports to the Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's Board regarding the Subsidiaries' compliance with their respective policies and procedures.

         Each Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Stuarts Corporate Services Ltd., P.O. Box 2510, Grand Cayman KY1-1104, Grand Cayman, Cayman Islands. Each Subsidiary's affairs are overseen by its own board of directors consisting of three directors.

         Each Subsidiary has entered into a separate contract with the Advisor for the management of that Subsidiary's portfolio pursuant to which the Subsidiary pays the Advisor a management fee for its services. The Advisor has contractually agreed to waive the management fee it receives from the Managed Futures Strategy Fund, the Commodities Strategy Fund and the Multi-Hedge Strategies Fund in an amount equal to the management fee paid to the Advisor by the Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary, respectively. Each Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund expect that the expenses borne by the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary, respectively, will not be material in relation to the value of the Funds' assets. It is therefore expected that the Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's investment in the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary, respectively, will not result in the Funds' paying duplicative fees for similar services provided to the Funds and Subsidiaries. Please refer to the section in this SAI titled "Tax Implications of Investment in the Wholly-Owned Subsidiaries" for information about certain tax aspects of the Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's investment in the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary, respectively.

2. Effective August 1, 2009, an investment in the Multi-Hedge Strategies Fund may subject shareholders to risks regarding emerging markets. Therefore, under the heading "Investment Policies, Techniques and Risk Factors," and specifically under the sub-heading "Risk Factors Regarding Emerging Markets," the Multi-Hedge Strategies Fund has been added and the disclosure is applicable to the Fund.

3. Effective August 1, 2009, the disclosure under the heading "Investment Policies, Techniques and Risk Factors," and specifically under the sub-heading "Investment in the Subsidiaries," is deleted and replaced with the following:

         INVESTMENT IN THE SUBSIDIARIES
         The Managed Futures Strategy Fund, Commodities Strategy Fund, and Multi-Hedge Strategies Fund may invest up to 25% of their total assets in the Managed Futures Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively. Each Subsidiary is expected to invest primarily in commodity and financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for each Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, but are subject to certain of the investor protections of the 1940 Act, as noted in this SAI. The Managed Futures Strategy Fund, Commodities Strategy Fund, and the Multi-Hedge Strategies Fund, as the sole shareholder of the Managed Futures
         Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively, will not have all of the protections offered to investors in registered investment companies. However, since the Managed Futures Strategy Fund, Commodities Strategy Fund, and Multi-Hedge Strategies Fund wholly own and control the Managed Futures Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively, and the Managed Futures Strategy Fund, Commodities Strategy Fund, and Multi-Hedge Strategy Fund and the Subsidiaries are each managed by the Advisor, it is unlikely that the Subsidiaries will take action contrary to the interests of the Managed Futures Strategy Fund, Commodities Strategy Fund, Multi-Hedge Strategy Fund or their shareholders. The Board has oversight responsibility for the investment activities of the Managed Futures Strategy Fund, Commodities Strategy Fund, and Multi-Hedge Strategies Fund, including its investment in the Managed Futures Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively, and the Managed Futures Strategy Fund's, Commodities Strategy Fund's, and Multi-Hedge Strategies Fund's role as the sole shareholder of the Managed Futures Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively. Also, in managing the Subsidiaries' portfolio, the Advisor will be subject to the same investment restrictions and operational guidelines that apply to the management of the Managed Futures Strategy Fund, Commodities Strategy Fund, and Multi-Hedge Strategies Fund.

         Changes in the laws of the United States and/or the Cayman Islands, under which the Managed Futures Strategy Fund, Commodities Strategy Fund, Multi-Hedge Strategies Fund and the Subsidiaries are organized, could result in the inability of the Managed Futures Strategy Fund, Commodities Strategy Fund, Multi-Hedge Strategies Fund and/or the Subsidiaries to operate as described in this SAI and could negatively affect the Managed Futures Strategy Fund, Commodities Strategy Fund, Multi-Hedge Strategies Fund and their shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

4. Effective August 1, 2009, the disclosure under the heading "Dividends, Distributions, and Taxes," and specifically under the sub-heading "Tax Implications of Investment in the Subsidiaries," has been deleted and replaced with the following:

         TAX IMPLICATIONS OF INVESTMENT IN THE SUBSIDIARIES
         The Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund each intends to invest up to 25% of its assets in the Managed Futures Subsidiary, Commodities Subsidiary, and Multi-Hedge Subsidiary, respectively, which is expected to provide the Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund with exposure to the commodities markets within the limitations of the federal tax requirement under Subchapter M of the Code. The Managed Futures Strategy Fund and the Commodities Strategy Fund have received, and the Multi-Hedge Strategies Fund, relies on, a private letter ruling from the IRS that concludes that the income the Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund receives from the Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary, respectively, will constitute qualifying income for purposes of Subchapter M of the Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiaries will conduct their activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the "Safe Harbor") pursuant to which each Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiaries' securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiaries' activities were determined not to be of the type described in the Safe Harbor or if the Subsidiaries' gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiaries may constitute a U.S. trade or business, or be taxed as such.

         In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

         The Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary will be wholly-owned by the Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund,
         respectively. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S. Shareholders." Because the Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund are each a U.S. person that will own all of the stock of the Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary, respectively, the Managed Futures Strategy Fund, Commodities Strategy Fund and the Multi-Hedge Strategies Fund will each be a "U.S. Shareholder" and the Subsidiaries will each be a CFC. As a "U.S. Shareholder," the Managed Futures Strategy Fund, the Commodities Strategy Fund and the Multi-Hedge Strategies Fund will be required to include in their gross income for United States federal income tax purposes all of the Managed Futures Subsidiary's, Commodities Subsidiary's and Multi-Hedge Subsidiary's "subpart F income" (defined, in part, below), respectively, whether or not such income is distributed by the respective Subsidiary. It is expected that all of the Subsidiaries' income will be "subpart F income." "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's recognition of the Managed Futures Subsidiary's, Commodities Subsidiary's and Multi-Hedge Subsidiary's "subpart F income" will increase the Managed Futures Strategy Fund's, the Commodities Strategy Fund's and the Multi-Hedge Strategies Fund's tax basis in the Managed Futures Subsidiary, Commodities Subsidiary and Multi-Hedge Subsidiary, respectively. Distributions by the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary to the Managed Futures Strategy Fund, the Commodities Strategy Fund and the Multi-Hedge Strategies Fund, respectively, will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Managed Futures Strategy Fund's, Commodities Strategy Fund's and Multi-Hedge Strategies Fund's tax basis in the Managed Futures Subsidiary, the Commodities Subsidiary and the Multi-Hedge Subsidiary, respectively. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiaries' underlying income.

         In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a "U.S. Shareholder" may in certain circumstances be required to report a disposition of shares in the Subsidiaries by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Managed Futures Strategy Fund, Commodities Strategy Fund and/or Multi-Hedge Strategies Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

                                   * * * * * *

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                                      5